UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2018
Date of reporting period: October 31, 2018

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis ETFs

Davis Select U.S. Equity ETF | DUSA
Davis Select Financial ETF | DFNL
Davis Select Worldwide ETF | DWLD
Davis Select International ETF | DINT

(part of Davis Fundamental ETF Trust)

October 31, 2018

ANNUAL REPORT

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of October 31, 2018 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

Shares of the Davis Fundamental ETF Trust are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
Form N-Q
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Form N-Q is available without charge, upon request, by calling 1-800-279-0279, on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF

Performance Overview
Davis Select U.S. Equity ETF’s net asset value and market price returns1 (1.66% and 1.48%, respectively) underperformed the 7.35% return for the Standard & Poor’s 500® Index (the “Index”) for the twelve-month period ended October 31, 2018 (the “period”). The sectors2 within the Index that reported the strongest performance were Consumer Discretionary (up 19%), Information Technology (up 12%), and Health Care (up 11%). Only two sectors within the Index reported negative performance, Materials (down 9%) and Industrials (down 1%). The third weakest, but still positive, performing sector was Utilities (up 1%).
Detractors from Performance
Relative to the Index, the Fund’s Information Technology holdings were the most significant detractor3 from performance. This hindrance on performance was due to both weaker stock selection (up 11%, versus up 12%) and a lower average weighting in this top performing sector (11%, compared to 24%).
The Communication Services sector was the Fund’s weakest absolute performer (down 25%). Naspers4 (down 35%) hindered performance.
The Fund’s Consumer Discretionary holdings hindered its performance relative to the Index (up 13%, versus up 19%). Adient (down 63%) was the top detractor for the period. Additional Consumer Discretionary sector holdings which hindered Fund performance were New Oriental Education & Technology (down 24%) and Alibaba (down 23%), both new purchases, and CarMax (down 9%), which was sold during the period.
The Fund’s Industrials holdings detracted from performance on an absolute and a relative basis (down 2%, versus down 1%) primarily due to the Fund’s significant overweight position in this weak performing sector (18% average weighting, compared with 10% average weighting for the Index). General Electric (down 27%), a new purchase, hindered performance. The Fund’s Materials holdings also performed poorly (down 14%), as evidenced by LafargeHolcim (down 15%).
Apache (down 6%) and Encana (down 12%) from the Energy sector, and Bank of New York Mellon (down 6%), a Financial security, were all top detractors for the period.
The Fund had an average weighting of 14% of net assets in foreign securities. These securities underperformed the Fund’s domestic holdings (down 9%, versus up 4%).
Contributors to Performance
When compared to the Index, each sector of the Fund underperformed the Index. The discussion below is focused almost entirely on absolute performance and contributions thereto.
The Fund’s Financials sector holdings were the most significant contributor on an absolute basis. This position contributed to the Fund’s performance compared to the Index as a result of stock selection (up 4%, versus up 2%), however, the large weighting in this weak sector was detrimental (40%, compared to 15%). Four of the Fund’s top performing securities came from the Financial sector, including Berkshire Hathaway (up 10%), JPMorgan Chase (up 11%), American Express (up 9%), and a new holding, U.S. Bancorp (up 3%). Berkshire Hathwaway was the Fund’s largest position representing 10.61% of net assets at the end of the period.
The Fund benefited on an absolute basis from its Information Technology and Consumer Discretionary holdings. Alphabet (up 6%), while classified as a Communication Services holding at the end of the period, was an Information Technology holding the first eleven months of the period and contributed to Information Technology’s performance. Amazon (up 45%), the overall top contributor from the Consumer Discretionary sector, also helped performance.
Occidental Petroleum (up 34%), an Energy holding, was a key contributor to performance. Occidental Petroleum was sold during the period.
Also helpful to the Fund’s performance were Safran (up 25%) and United Technologies (up 6%), both Industrials securities, and Aetna (up 10%), a Health Care holding. Aetna was a new purchase during the period.

Davis Select U.S. Equity ETF’s investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF’s principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2018, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor’s 500® Index for an investment made at NAV on January 11, 2017

Average Annual Total Return for periods ended October 31, 2018

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	1.66%	7.52%	0.65%	0.63%
DUSA - Market Price	1.48%	7.59%	0.65%	0.63%
S&P 500® Index	7.35%	12.37%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for period ended September 30, 2018

1-Year
DUSA - Net Asset Value (NAV)	15.85%
DUSA - Market Price	15.69%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF

Performance Overview
Davis Select Financial ETF’s net asset value and market price returns1 (0.18% and flat, respectively) underperformed the 0.63% return of the S&P 500® Financials Index (the “Index”) for the twelve-month period ended October 31, 2018 (the “period”). The industries2 within the Financials sector that reported the strongest performance were Diversified Financial Services (up 9%), Consumer Finance (up 3%), and Banks (up 2%). The industries within the Index that reported the weakest performance were Insurance (down 7%) and Capital Markets (down less than 1%).

Detractors from Performance
Insurance industry securities were the most significant detractor3 from the Fund’s absolute performance and were a relative detractor as well, due to its significantly higher average weighting (25%, versus 17% for the Index). The Fund’s Insurance holdings were down 4%, compared with down 7% for the Index. Four of the Fund’s Insurance holdings were among the top detractors for the period, including Chubb4 (down 15%), American International Group (down 16%), Everest Re Group (down 6%), and Greenlight Capital Re (down 18%). American International Group was sold during the period.
Another important detractor from the Fund’s performance on an absolute basis, and the most important detractor on a relative basis when compared to the Index, were Capital Markets companies. This was due to weaker stock selection (down 3%, versus down less than 1% for the Index). State Street (down 24%) was the top overall detractor for the period. Other securities which hindered Fund performance were Julius Baer (down 21%), Bank of New York Mellon (down 6%), and Goldman Sachs (down 6%).
Danske Bank (down 30%) and DNB (down 4%) from the Banks industry detracted from performance.
During the period, the Fund had an average weight of 13% of its net assets in foreign securities. These foreign securities underperformed the Fund’s U.S. holdings (down 2%, compared to up 2%).

Contributors to Performance
Diversified Financial Services securities were the most significant contributor to the Fund’s absolute and relative performance for the period due to strong stock selection. Returns on the Fund’s Diversified Financial Services holdings were up 17%, compared with up 9% for the Index. Visa (up 26%) and Berkshire Hathaway (up 10%), the Fund’s only two Diversified Financial Services securities, were the first- and third-top contributors for the period, respectively. Berkshire Hathaway was the second largest holding at the end of the period representing 7.03% of net assets.

The Fund’s Consumer Finance holdings were a significant absolute and relative contributor to performance. The Fund benefited relative to the Index primarily due to its large overweight position (13% average weighting, versus 5% for the Index). American Express (up 9%), the third-largest holding, was a top contributor for the period.

KKR (up 22%) and Charles Schwab (up 4%) from the Capital Markets industry, JPMorgan Chase (up 11%), Bank of N.T. Butterfield & Son (up 9%), and DBS Group Holdings (up 8%) from the Banks industry, Alphabet (up 6%) from the Media & Entertainment industry group, and Alleghany (up 8%) from the Insurance industry, all contributed to performance.

Davis Select Financial ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF’s principal risks are: authorized participant concentration risk, common stock risk, credit risk, cybersecurity risk, depositary receipts risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2018, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[3]
A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor’s 500® Financials Index for an investment made at NAV on January 11, 2017

Average Annual Total Return for periods ended October 31, 2018

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	0.18%	8.43%	0.64%	0.64%
DFNL - Market Price	(0.00)%*	8.46%	0.64%	0.64%
S&P 500® Financials Index	0.63%	8.05%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor’s 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for period ended September 30, 2018

1-Year
DFNL - Net Asset Value (NAV)	10.52%
DFNL - Market Price	10.36%

*Down less than 0.005%.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF

Performance Overview
Davis Select Worldwide ETF’s net asset value and market price returns1 (-10.08% and -10.30%, respectively) underperformed the -0.52% return for the Morgan Stanley Capital International All Country World Index (the “Index”) for the twelve-month period ended October 31, 2018 (the “period”). The sectors2 within the Index that reported the strongest performance were Health Care (up 8%), Energy (up 5%), and Information Technology (up 4%). The sectors within the Index that reported the weakest performance were Materials (down 8%), Industrials (down 5%), and Financials (down 5%).
Detractors from Performance
The Fund’s holdings in the Consumer Discretionary sector were the most significant detractor3 from performance. The Fund’s Consumer Discretionary holdings were down 18%, compared to up 3% for the Index. Adient4 (down 63%), JD.com (down 37%), and New Oriental Education & Technology (down 30%) were the top three detractors, respectively. The Fund’s third largest holding, Alibaba (down 23%), and Tarena International (down 40%) also hindered performance.
The Fund’s Information Technology holdings detracted from the Fund’s performance relative to the Index due to weaker stock selection (down 10%, versus up 4%). Detractors included Hollysys Automation (down 14%).
The Fund’s Communication Services holdings were a detractor from performance (down 23%), as evidenced by Naspers (down 28%), while the Fund’s Energy holdings similarly detracted on both an absolute and relative basis. Returns on the Fund’s Energy holdings were negative (down 14%) while the Index’s Energy holdings returns were up 5%.
Additional securities which hindered performance included Yirendai (down 55%) and Danske Bank (down 30%), both Financials holdings, and InterGlobe Aviation (down 38%) from the Industrials sector.
The Fund’s foreign holdings underperformed its U.S. holdings (down 16%, versus down 1%).
Contributors to Performance
At the sector level, the Fund’s Health Care position was the only one that saw a positive return (up 27%), which made this sector the most significant contributor to the Fund’s absolute performance. Shire (up 44%), which was a new purchase during the period, and Aetna (up 18%) were key contributors.
The Fund’s holdings in the Financials sector made the most significant contribution to performance on a relative basis. While the Fund was overweight in Financials when compared to the Index (average weight of 22%, versus 19%), the Fund’s Financials holdings were stronger than those of the Index (down 1%, versus down 5% for the Index). Sul America (up 25%), JPMorgan Chase (up 18%), and Berkshire Hathaway (up 10%) were all key contributors to performance. JPMorgan Chase was sold during the period.
Safran (up 21%) from the Industrials sector strengthened the Fund’s performance on an absolute basis and when compared to the Index. Alphabet (up 6%), classified as Communication Services at year end, was the Fund’s largest holding at the end of the period and was a key contributor. Safran was sold during the period.
Amazon (up 45%), Vipshop Holdings (up 94%), and TAL Education Group (up 47%), all Consumer Discretionary holdings, were the top three contributors for the period, respectively. Vipshop Holdings and TAL Education Group were sold during the period.

Davis Select Worldwide ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF’s principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, emerging market risk, exchange-traded fund risk, fees and expenses risk, foreign country risk, foreign currency risk, foreign market risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2018, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment at NAV on January 11, 2017
Average Annual Total Return for periods ended October 31, 2018

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	(10.08)%	6.50%	0.64%	0.64%
DWLD - Market Price	(10.30)%	6.55%	0.64%	0.64%
MSCI ACWI®	(0.52)%	9.14%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for period ended September 30, 2018

1-Year
DWLD - Net Asset Value (NAV)	5.30%
DWLD - Market Price	5.19%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF

Performance Overview
Davis Select International ETF’s net asset value and market price returns1 (-17.36% and -17.27%, respectively) underperformed the -10.55% return for the Morgan Stanley Capital International All Country World Index ex USA (the “Index”) for the period from March 1, 2018 (the inception date) through October 31, 2018 (the “period”). Only two sectors2 within the Index reported positive performance, Energy (up 5%) and Health Care (up 1%). The third strongest, but still negative, performing sector was Utilities (down 1%). The sectors within the Index that reported the weakest performance were Information Technology (down 16%), Consumer Discretionary (down 16%), and Financials (down 15%).
Detractors from Performance
The Fund’s holdings in the Consumer Discretionary sector were the most significant detractor3 from performance. The Fund’s Consumer Discretionary holdings were down 36%, compared to down 16% for the Index. The top detractor, JD.com4 (down 49%), New Oriental Education & Technology (down 33%), Alibaba (down 22%), the top holding at the end of the period, and Tarena International (down 29%) hindered performance.
The Fund’s Information Technology holdings detracted from the Fund’s performance on an absolute basis and relative to the Index due to weaker stock selection (down 23%, compared with down 16%). Included among the top detractors was Hollysys Automation (down 25%).
The Fund’s Financials securities had a negative return (down 16%). Three of the Fund’s Financials securities were top detractors: Yirendai (down 62%), DBS Group Holdings (down 14%), and Danske Bank (down 30%).
The Fund’s Communication Services securities underperformed those of the Index (down 36%, versus down 14%). Naspers (down 36%), the second-largest holding at the end of the period, and Fang Holdings (down 55%) hurt performance.
InterGlobe Aviation (down 38%) from the Industrials sector was also a weak performer during the period.
Contributors to Performance
At the sector level, the Fund’s Health Care position was the only one that saw a positive return, which made this sector the most significant contributor to the Fund’s performance on an absolute basis and an important contributor on a relative basis when compared to the Index (up 19%, versus up 1%). The Fund’s only three Health Care securities were all top contributors. These included Shire (up 37%), Novartis (up 10%), and Roche Holding (up 10%).
The Fund’s Industrials holdings outperformed those of the Index (down 5%, versus down 10%). The top contributor and a top three holding, Safran (up 21%), Meggitt (up 15%), and Azul (up 50%) were all strong-performing securities during the period. Meggitt was sold during the period.
TAL Education Group (up 13%), a Consumer Discretionary holding which was sold during the period, and Sul America (up 4%) from the Financials sector helped performance.
The Fund had 4% of its net assets in Cash & Equivalent at the end of the period, which was helpful to its performance.

Davis Select International ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select International ETF’s principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, emerging market risk, exchange-traded fund risk, fees and expenses risk, foreign country risk, foreign currency risk, foreign market risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is from March 1, 2018 (the inception date) through October 31, 2018, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is from March 1, 2018 (the inception date) through October 31, 2018, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select International ETF (DINT) versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
for an investment at NAV on March 1, 2018

Total Return for period ended October 31, 2018

Fund & Benchmark Index	Since Fund’s Inception (03/01/18)	Gross Expense Ratio	Net Expense Ratio
DINT - Net Asset Value (NAV)	(17.36)%	0.85%	0.75%
DINT - Market Price	(17.27)%	0.85%	0.75%
MSCI ACWI® ex USA	(10.55)%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For more recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Total Return for period ended September 30, 2018

Since Fund’s Inception (03/01/18)
DINT - Net Asset Value (NAV)	(7.70)%
DINT - Market Price	(7.49)%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF	October 31, 2018

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/18 Net Assets)		(% of 10/31/18 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	81.20%	Diversified Financials	27.61%	5.25%
Common Stock (Foreign)	13.26%	Capital Goods	16.75%	6.49%
Short-Term Investments	4.90%	Media & Entertainment	13.65%	8.02%
Other Assets & Liabilities	0.64%	Banks	11.17%	6.01%
	100.00%	Retailing	11.00%	6.37%
		Energy	6.23%	5.69%
		Insurance	4.89%	2.31%
		Consumer Services	2.73%	1.76%
		Health Care	2.30%	15.02%
		Automobiles & Components	1.96%	0.55%
		Materials	1.71%	2.56%
		Information Technology	–	20.74%
		Other	–	19.23%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 10/31/18 Net Assets)

Berkshire Hathaway Inc., Class B	Diversified Financial Services	10.61%
Alphabet Inc., Class C	Media & Entertainment	9.53%
Amazon.com, Inc.	Retailing	8.98%
Capital One Financial Corp.	Consumer Finance	6.94%
United Technologies Corp.	Capital Goods	6.87%
American Express Co.	Consumer Finance	4.69%
Markel Corp.	Property & Casualty Insurance	4.62%
Apache Corp.	Energy	4.21%
Wells Fargo & Co.	Banks	4.18%
General Electric Co.	Capital Goods	4.13%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through October 31, 2018

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through October 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0
11/01/17 – 10/31/18	248	0	0	1

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0
11/01/17 – 10/31/18	3	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	October 31, 2018

New Positions Added (11/01/17-10/31/18)
(Highlighted positions are those greater than 2.50% of the Fund’s 10/31/18 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/18 Net Assets
Aetna Inc.	Health Care Equipment & Services	02/06/18	2.17%
Alibaba Group Holding Ltd., ADR	Retailing	11/17/17	1.41%
Facebook, Inc., Class A	Media & Entertainment	03/27/18	2.21%
General Electric Co.	Capital Goods	07/09/18	4.13%
Naspers Ltd. - N	Media & Entertainment	11/24/17	1.15%
New Oriental Education &
Technology Group, Inc., ADR	Consumer Services	08/27/18	2.58%
U.S. Bancorp	Banks	06/18/18	3.24%

Positions Closed (11/01/17-10/31/18)
(Gains and losses greater than $115,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
CarMax, Inc.	Retailing	11/22/17	$54,284
Johnson Controls International plc	Capital Goods	08/29/18	(69,799)
Liberty Global PLC, Series C	Media & Entertainment	04/10/18	(115,661)
Monsanto Co.	Materials	12/04/17	109,373
Occidental Petroleum Corp.	Energy	07/31/18	708,265

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF	October 31, 2018

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/18 Net Assets)		(% of 10/31/18 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	82.55%	Banks	30.62%	44.31%
Common Stock (Foreign)	14.55%	Insurance	22.95%	17.03%
Short-Term Investments	2.86%	Capital Markets	20.95%	20.50%
Other Assets & Liabilities	0.04%	Consumer Finance	13.58%	5.10%
	100.00%	Diversified Financial Services	8.33%	13.06%
		Media & Entertainment	3.57%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 10/31/18 Net Assets)

U.S. Bancorp	Banks	7.63%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	7.03%
American Express Co.	Consumer Finance	6.73%
Capital One Financial Corp.	Consumer Finance	6.46%
Markel Corp.	Property & Casualty Insurance	5.61%
Bank of New York Mellon Corp.	Capital Markets	4.81%
Wells Fargo & Co.	Banks	4.78%
JPMorgan Chase & Co.	Banks	4.70%
Chubb Ltd.	Property & Casualty Insurance	4.01%
DNB ASA	Banks	3.82%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through October 31, 2018

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through October 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0
11/01/17 – 10/31/18	241	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0
11/01/17 – 10/31/18	11	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	October 31, 2018

New Positions Added (11/01/17-10/31/18)
(Highlighted positions are those greater than 2.00% of the Fund’s 10/31/18 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/18 Net Assets
Bank of N.T. Butterfield & Son Ltd.	Banks	01/08/18	2.63%
Blackstone Group L.P.	Capital Markets	02/21/18	1.01%
Danske Bank A/S	Banks	09/18/18	0.76%
DNB ASA	Banks	02/26/18	3.82%
Greenlight Capital Re, Ltd., Class A	Reinsurance	06/28/18	0.84%
Oaktree Capital Group LLC, Class A	Capital Markets	02/21/18	2.13%

Positions Closed (11/01/17-10/31/18)
(Gains and losses greater than $300,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
American International Group, Inc.	Multi-line Insurance	07/23/18	$(323,335)
Brookfield Asset Management Inc., Class A	Capital Markets	06/20/18	221,697
Marsh & McLennan Cos, Inc.	Insurance Brokers	10/29/18	180,751

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF	October 31, 2018

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/18 Net Assets)		(% of 10/31/18 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	52.81%	Retailing	17.35%	4.47%
Common Stock (U.S.)	46.19%	Media & Entertainment	16.71%	5.88%
Short-Term Investments	0.18%	Banks	11.92%	9.52%
Other Assets & Liabilities	0.82%	Diversified Financials	11.77%	4.06%
	100.00%	Capital Goods	9.59%	7.11%
		Energy	8.86%	6.60%
		Consumer Services	6.30%	1.66%
		Information Technology	5.53%	15.46%
		Health Care	4.05%	11.95%
		Insurance	2.73%	3.76%
		Automobiles & Components	1.80%	2.12%
		Materials	1.74%	4.91%
		Transportation	1.65%	2.19%
		Other	–	20.31%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 10/31/18 Stock Holdings)		(% of Fund’s 10/31/18 Net Assets)

United States	46.66%	Alphabet Inc., Class C	7.20%
China	25.12%	Amazon.com, Inc.	6.19%
United Kingdom	5.88%	Alibaba Group Holding Ltd., ADR	5.29%
Canada	5.02%	Berkshire Hathaway Inc., Class B	4.98%
South Africa	4.80%	Wells Fargo & Co.	4.92%
Brazil	2.73%	New Oriental Education & Technology Group, Inc., ADR	4.85%
Singapore	2.37%	Naspers Ltd. - N	4.75%
Bermuda	1.85%	JD.com, Inc., Class A, ADR	4.57%
Switzerland	1.74%	Hollysys Automation Technologies Ltd.	4.53%
Denmark	1.63%	Capital One Financial Corp.	4.22%
India	1.10%
Norway	1.10%
	100.00%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through October 31, 2018
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through October 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	194	6	0	1
11/01/17 – 10/31/18	232	1	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	2	0	0	0
11/01/17 – 10/31/18	19	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	October 31, 2018

New Positions Added (11/01/17-10/31/18)
(Highlighted positions are those greater than 1.70% of the Fund’s 10/31/18 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/18 Net Assets
Applied Materials, Inc.	Semiconductors & Semiconductor
	Equipment	09/12/18	0.95%
Bank of N.T. Butterfield & Son Ltd.	Banks	01/08/18	1.83%
Danske Bank A/S	Banks	09/18/18	1.61%
DBS Group Holdings Ltd.	Banks	04/06/18	2.35%
DNB ASA	Banks	05/02/18	1.09%
General Electric Co.	Capital Goods	08/27/18	1.78%
InterGlobe Aviation Ltd.	Transportation	03/15/18	1.09%
Johnson Controls International plc	Capital Goods	11/15/17	–
Quotient Technology Inc.	Retailing	02/14/18	1.13%
Seven Generations Energy Ltd., Class A	Energy	07/06/18	1.17%
Shire PLC, ADR	Pharmaceuticals, Biotechnology &
	Life Sciences	02/27/18	1.76%
Yirendai Ltd., ADR	Consumer Finance	04/10/18	1.10%

Positions Closed (11/01/17-10/31/18)
(Gains and losses greater than $700,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Akzo Nobel N.V.	Materials	04/16/18	$158,278
ANGI Homeservices Inc., Class A	Media & Entertainment	04/13/18	714,486
Aptiv PLC	Automobiles & Components	04/18/18	235,533
Axalta Coating Systems Ltd.	Materials	04/03/18	(92,934)
Cabot Oil & Gas Corp.	Energy	03/29/18	(148,365)
CarMax, Inc.	Retailing	11/22/17	5,277
Delphi Technologies PLC	Automobiles & Components	02/15/18	45,836
Diplomat Pharmacy, Inc.	Health Care Equipment & Services	04/13/18	318,547
FedEx Corp.	Transportation	04/13/18	231,987
Johnson Controls International plc	Capital Goods	09/13/18	98,066
JPMorgan Chase & Co.	Banks	08/27/18	1,137,661
Novus Holdings Ltd.	Commercial & Professional Services	11/29/17	75
Paramount Resources Ltd., Class A	Energy	07/10/18	(801,634)
Safran S.A.	Capital Goods	08/22/18	1,477,459
TAL Education Group, Class A, ADR	Consumer Services	06/14/18	1,691,072
Vipshop Holdings Ltd., Class A, ADR	Retailing	02/09/18	1,385,738
ZTO Express (Cayman) Inc., Class A, ADR	Transportation	04/16/18	34,327

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT INTERNATIONAL ETF	October 31, 2018

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/18 Net Assets)		(% of 10/31/18 Stock Holdings)

				MSCI
				ACWI®
			Fund	EX USA
Common Stock (Foreign)	95.55%	Capital Goods	15.48%	7.85%
Short-Term Investments	4.11%	Banks	14.01%	13.88%
Other Assets & Liabilities	0.34%	Retailing	12.87%	2.32%
	100.00%	Health Care	9.34%	8.62%
		Consumer Services	8.54%	1.36%
		Media & Entertainment	8.19%	3.28%
		Energy	7.55%	7.75%
		Diversified Financials	6.18%	3.19%
		Transportation	5.72%	2.62%
		Information Technology	5.13%	8.18%
		Insurance	3.77%	5.26%
		Materials	3.22%	7.78%
		Other	–	27.91%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 10/31/18 Stock Holdings)		(% of Fund’s 10/31/18 Net Assets)

China	34.80%	Alibaba Group Holding Ltd., ADR	6.42%
Switzerland	11.51%	Naspers Ltd. - N	5.72%
France	9.88%	Safran S.A.	5.59%
United Kingdom	8.09%	Hollysys Automation Technologies Ltd.	4.90%
Canada	7.55%	New Oriental Education & Technology Group, Inc., ADR	4.72%
South Africa	5.99%	JD.com, Inc., Class A, ADR	4.45%
Singapore	4.45%	DBS Group Holdings Ltd.	4.26%
Brazil	4.37%	Ferguson PLC	4.23%
Norway	4.06%	Encana Corp.	4.00%
Bermuda	3.45%	DNB ASA	3.88%
India	2.62%
Denmark	2.06%
Germany	1.17%
	100.00%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through October 31, 2018
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 2, 2018 (commencement of trading) through October 31, 2018. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
03/02/18 – 10/31/18	140	21	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
03/02/18 – 10/31/18	9	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended October 31, 2018.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(05/01/18)	(10/31/18)	(05/01/18-10/31/18)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.64%**)
Actual	$1,000.00	$973.21	$3.18
Hypothetical	$1,000.00	$1,021.98	$3.26
Davis Select Financial ETF
(annualized expense ratio 0.64%**)
Actual	$1,000.00	$963.04	$3.17
Hypothetical	$1,000.00	$1,021.98	$3.26
Davis Select Worldwide ETF
(annualized expense ratio 0.64%**)
Actual	$1,000.00	$862.42	$3.00
Hypothetical	$1,000.00	$1,021.98	$3.26
Davis Select International ETF
(annualized expense ratio 0.75%**)
Actual	$1,000.00	$829.83	$3.46
Hypothetical	$1,000.00	$1,021.42	$3.82

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	October 31, 2018

	Shares	Value (Note 1)
COMMON STOCK – (94.46%)
COMMUNICATION SERVICES – (12.89%)
Media & Entertainment – (12.89%)
Alphabet Inc., Class C *	11,588	$12,477,610
Facebook, Inc., Class A *	19,082	2,896,457
Naspers Ltd. - N (South Africa)	8,619	1,511,780
	Total Communication Services	16,885,847
CONSUMER DISCRETIONARY – (14.82%)
Automobiles & Components – (1.85%)
Adient PLC	79,770	2,426,603
Consumer Services – (2.58%)
New Oriental Education & Technology Group, Inc., ADR (China)*	57,696	3,375,793
Retailing – (10.39%)
Alibaba Group Holding Ltd., ADR (China)*	12,996	1,849,071
Amazon.com, Inc. *	7,363	11,766,148
		13,615,219
	Total Consumer Discretionary	19,417,615
ENERGY – (5.89%)
Apache Corp.	145,710	5,512,209
Encana Corp. (Canada)	214,559	2,197,084
	Total Energy	7,709,293
FINANCIALS – (41.25%)
Banks – (10.55%)
JPMorgan Chase & Co.	37,714	4,111,580
U.S. Bancorp	81,096	4,238,888
Wells Fargo & Co.	102,808	5,472,470
		13,822,938
Diversified Financials – (26.08%)
Capital Markets – (3.84%)
Bank of New York Mellon Corp.	106,354	5,033,735
Consumer Finance – (11.63%)
American Express Co.	59,842	6,147,569
Capital One Financial Corp.	101,779	9,088,865
		15,236,434
Diversified Financial Services – (10.61%)
Berkshire Hathaway Inc., Class B *	67,715	13,900,535
		34,170,704
Insurance – (4.62%)
Property & Casualty Insurance – (4.62%)
Markel Corp. *	5,530	6,045,617
	Total Financials	54,039,259
HEALTH CARE – (2.17%)
Health Care Equipment & Services – (2.17%)
Aetna Inc.	14,358	2,848,627
	Total Health Care	2,848,627
INDUSTRIALS – (15.82%)
Capital Goods – (15.82%)
Ferguson PLC (United Kingdom)	49,427	3,332,346
General Electric Co.	535,554	5,409,095

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	October 31, 2018

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Capital Goods – (Continued)
	Safran S.A. (France)	23,117	$2,987,361
	United Technologies Corp.	72,432	8,996,779
		Total Industrials	20,725,581
MATERIALS – (1.62%)
	LafargeHolcim Ltd. (Switzerland)	46,101	2,122,411
		Total Materials	2,122,411
	TOTAL COMMON STOCK – (Identified cost $122,184,356)		123,748,633
SHORT-TERM INVESTMENTS – (4.90%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.22%, 11/01/18, dated 10/31/18, repurchase value of $2,141,132 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.00%-10.25%, 11/15/18-02/01/57, total market value $2,183,820)	$2,141,000	2,141,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.20%, 11/01/18, dated 10/31/18, repurchase value of $430,026 (collateralized by: U.S. Government agency obligation in a pooled cash account, 3.00%, 09/30/25, total market value $438,600)	430,000	430,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $1,713,105 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-4.50%, 07/01/19-09/20/48, total market value $1,747,260)	1,713,000	1,713,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $2,141,131 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.00%, 10/01/25-11/01/48, total market value $2,183,820)	2,141,000	2,141,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $6,425,000)		6,425,000
	Total Investments – (99.36%) – (Identified cost $128,609,356)		130,173,633
	Other Assets Less Liabilities – (0.64%)		840,114
	Net Assets – (100.00%)		$131,013,747

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	October 31, 2018

	Shares/Units	Value (Note 1)
COMMON STOCK – (97.10%)
COMMUNICATION SERVICES – (3.47%)
Media & Entertainment – (3.47%)
Alphabet Inc., Class C *	4,851	$5,223,411
	Total Communication Services	5,223,411
FINANCIALS – (93.63%)
Banks – (29.73%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	98,413	3,965,060
Danske Bank A/S (Denmark)	59,964	1,147,628
DBS Group Holdings Ltd. (Singapore)	253,732	4,305,176
DNB ASA (Norway)	318,596	5,755,884
JPMorgan Chase & Co.	64,957	7,081,612
PNC Financial Services Group, Inc.	29,907	3,842,750
U.S. Bancorp	219,828	11,490,410
Wells Fargo & Co.	135,443	7,209,631
		44,798,151
Diversified Financials – (41.62%)
Capital Markets – (20.34%)
Bank of New York Mellon Corp.	153,110	7,246,696
Blackstone Group L.P.	47,200	1,527,392
Charles Schwab Corp.	47,341	2,189,048
Goldman Sachs Group, Inc.	21,325	4,806,015
Julius Baer Group Ltd. (Switzerland)	83,798	3,821,588
KKR & Co. Inc., Class A	147,790	3,495,234
Oaktree Capital Group LLC, Class A	76,860	3,215,054
State Street Corp.	63,321	4,353,319
		30,654,346
Consumer Finance – (13.19%)
American Express Co.	98,778	10,147,464
Capital One Financial Corp.	108,964	9,730,485
		19,877,949
Diversified Financial Services – (8.09%)
Berkshire Hathaway Inc., Class B *	51,576	10,587,521
Visa Inc., Class A	11,599	1,598,922
		12,186,443
		62,718,738
Insurance – (22.28%)
Multi-line Insurance – (3.77%)
Loews Corp.	122,228	5,690,936
Property & Casualty Insurance – (9.62%)
Chubb Ltd.	48,425	6,048,767
Markel Corp. *	7,732	8,452,932
		14,501,699
Reinsurance – (8.89%)
Alleghany Corp.	7,184	4,315,285
Everest Re Group, Ltd.	22,421	4,884,639
Greenlight Capital Re, Ltd., Class A *	108,750	1,260,412

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	October 31, 2018

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	32,500	$2,932,563
			13,392,899
			33,585,534
		Total Financials	141,102,423
	TOTAL COMMON STOCK – (Identified cost $145,680,492)		146,325,834
SHORT-TERM INVESTMENTS – (2.86%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.22%, 11/01/18, dated 10/31/18, repurchase value of $1,437,089 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.00%-10.25%, 11/15/18-02/01/57, total market value $1,465,740)	$1,437,000	1,437,000
	Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.20%, 11/01/18, dated 10/31/18, repurchase value of $289,018 (collateralized by: U.S. Government agency obligation in a pooled cash account, 3.00%, 09/30/25, total market value $294,780)	289,000	289,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $1,150,071 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-5.00%, 11/15/18-09/20/48, total market value $1,173,000)	1,150,000	1,150,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $1,437,088 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.00%, 10/01/25-11/01/48, total market value $1,465,740)	1,437,000	1,437,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $4,313,000)		4,313,000
	Total Investments – (99.96%) – (Identified cost $149,993,492)		150,638,834
	Other Assets Less Liabilities – (0.04%)		53,449
	Net Assets – (100.00%)		$150,692,283

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	October 31, 2018

	Shares	Value (Note 1)
COMMON STOCK – (99.00%)
COMMUNICATION SERVICES – (16.54%)
Media & Entertainment – (16.54%)
Alphabet Inc., Class C *	14,766	$15,899,586
Baidu, Inc., Class A, ADR (China)*	10,978	2,086,478
Facebook, Inc., Class A *	48,615	7,379,271
Fang Holdings Ltd., Class A, ADR (China)*	325,504	660,773
Naspers Ltd. - N (South Africa)	59,794	10,487,918
	Total Communication Services	36,514,026
CONSUMER DISCRETIONARY – (25.20%)
Automobiles & Components – (1.78%)
Adient PLC	128,887	3,920,742
Consumer Services – (6.24%)
New Oriental Education & Technology Group, Inc., ADR (China)*	183,029	10,709,027
Tarena International, Inc., Class A, ADR (China)	354,534	3,066,719
		13,775,746
Retailing – (17.18%)
Alibaba Group Holding Ltd., ADR (China)*	82,054	11,674,643
Amazon.com, Inc. *	8,554	13,669,378
JD.com, Inc., Class A, ADR (China)*	429,400	10,099,488
Quotient Technology Inc. *	193,016	2,484,116
		37,927,625
	Total Consumer Discretionary	55,624,113
ENERGY – (8.77%)
Apache Corp.	222,113	8,402,535
Encana Corp. (Canada)	818,513	8,381,573
Seven Generations Energy Ltd., Class A (Canada)*	241,334	2,586,671
	Total Energy	19,370,779
FINANCIALS – (26.15%)
Banks – (11.80%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	100,496	4,048,984
Danske Bank A/S (Denmark)	186,093	3,561,564
DBS Group Holdings Ltd. (Singapore)	305,600	5,185,242
DNB ASA (Norway)	133,138	2,405,325
Wells Fargo & Co.	203,940	10,855,726
		26,056,841
Diversified Financials – (11.65%)
Capital Markets – (1.35%)
Noah Holdings Ltd., ADS (China)*	79,135	2,984,181
Consumer Finance – (5.32%)
Capital One Financial Corp.	104,426	9,325,242
Yirendai Ltd., ADR (China)	155,478	2,419,237
		11,744,479
Diversified Financial Services – (4.98%)
Berkshire Hathaway Inc., Class B *	53,527	10,988,023
		25,716,683

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	October 31, 2018

	Units/Shares/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (2.70%)
Multi-line Insurance – (2.70%)
Sul America S.A. (Brazil)	894,007	$5,957,644
	Total Financials	57,731,168
HEALTH CARE – (4.01%)
Health Care Equipment & Services – (2.25%)
Aetna Inc.	25,062	4,972,301
Pharmaceuticals, Biotechnology & Life Sciences – (1.76%)
Shire PLC, ADR (United Kingdom)	21,371	3,885,248
	Total Health Care	8,857,549
INDUSTRIALS – (11.13%)
Capital Goods – (9.49%)
Ferguson PLC (United Kingdom)	133,001	8,966,867
General Electric Co.	388,625	3,925,113
United Technologies Corp.	64,995	8,073,029
		20,965,009
Transportation – (1.64%)
CAR Inc. (China)*	1,514,920	1,204,230
InterGlobe Aviation Ltd. (India)	201,103	2,409,658
		3,613,888
	Total Industrials	24,578,897
INFORMATION TECHNOLOGY – (5.48%)
Semiconductors & Semiconductor Equipment – (0.95%)
Applied Materials, Inc.	63,548	2,089,458
Technology Hardware & Equipment – (4.53%)
Hollysys Automation Technologies Ltd. (China)	520,474	10,003,510
	Total Information Technology	12,092,968
MATERIALS – (1.72%)
LafargeHolcim Ltd. (Switzerland)	82,524	3,799,263
	Total Materials	3,799,263
TOTAL COMMON STOCK – (Identified cost $248,796,896)		218,568,763
SHORT-TERM INVESTMENTS – (0.18%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.22%, 11/01/18, dated 10/31/18, repurchase value of $134,008 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.00%-10.25%, 11/15/18-02/01/57, total market value $136,680)	$134,000	134,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.20%, 11/01/18, dated 10/31/18, repurchase value of $28,002 (collateralized by: U.S. Government agency obligation in a pooled cash account, 3.00%, 09/30/25, total market value $28,560)	28,000	28,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $107,007 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 0.00%-4.00%, 11/08/18-09/20/48, total market value $109,140)	107,000	107,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	October 31, 2018

		Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (CONTINUED)
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $134,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.48%-5.00%, 09/01/25-11/01/48, total market value $136,680)	$134,000	$134,000
		TOTAL SHORT-TERM INVESTMENTS – (Identified cost $403,000)	403,000
		Total Investments – (99.18%) – (Identified cost $249,199,896)	218,971,763
		Other Assets Less Liabilities – (0.82%)	1,806,870
		Net Assets – (100.00%)	$220,778,633

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	October 31, 2018

	Shares/Units	Value (Note 1)
COMMON STOCK – (95.55%)
COMMUNICATION SERVICES – (7.82%)
Media & Entertainment – (7.82%)
Baidu, Inc., Class A, ADR (China)*	4,440	$843,866
Fang Holdings Ltd., Class A, ADR (China)*	207,819	421,873
Naspers Ltd. - N (South Africa)	19,704	3,456,098
	Total Communication Services	4,721,837
CONSUMER DISCRETIONARY – (20.46%)
Consumer Services – (8.16%)
New Oriental Education & Technology Group, Inc., ADR (China)*	48,670	2,847,682
Tarena International, Inc., Class A, ADR (China)	240,550	2,080,757
		4,928,439
Retailing – (12.30%)
Alibaba Group Holding Ltd., ADR (China)*	27,248	3,876,845
Ctrip.com International, Ltd., ADR (China)*	25,752	857,027
JD.com, Inc., Class A, ADR (China)*	114,302	2,688,383
		7,422,255
	Total Consumer Discretionary	12,350,694
ENERGY – (7.21%)
Encana Corp. (Canada)	235,982	2,416,456
Seven Generations Energy Ltd., Class A (Canada)*	180,860	1,938,497
	Total Energy	4,354,953
FINANCIALS – (22.90%)
Banks – (13.39%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	49,340	1,987,909
Danske Bank A/S (Denmark)	61,958	1,185,791
DBS Group Holdings Ltd. (Singapore)	151,410	2,569,036
DNB ASA (Norway)	129,628	2,341,911
		8,084,647
Diversified Financials – (5.91%)
Capital Markets – (4.42%)
Julius Baer Group Ltd. (Switzerland)	33,053	1,507,374
Noah Holdings Ltd., ADS (China)*	30,844	1,163,127
		2,670,501
Consumer Finance – (1.49%)
Yirendai Ltd., ADR (China)	57,628	896,692
		3,567,193
Insurance – (3.60%)
Multi-line Insurance – (3.60%)
Sul America S.A. (Brazil)	326,100	2,173,124
	Total Financials	13,824,964
HEALTH CARE – (8.92%)
Pharmaceuticals, Biotechnology & Life Sciences – (8.92%)
Novartis AG, ADR (Switzerland)	19,536	1,708,619
Roche Holding AG - Genusschein (Switzerland)	6,438	1,566,767
Shire PLC, ADR (United Kingdom)	11,618	2,112,152
	Total Health Care	5,387,538

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	October 31, 2018

	Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (20.26%)
Capital Goods – (14.79%)
Brenntag AG (Germany)	12,950	$676,309
Ferguson PLC (United Kingdom)	37,882	2,553,987
Safran S.A. (France)	26,094	3,372,072
Schneider Electric SE (France)	32,190	2,327,694
		8,930,062
Transportation – (5.47%)
Azul S.A., ADR (Brazil)*	14,334	349,463
CAR Inc. (China)*	767,540	610,128
InterGlobe Aviation Ltd. (India)	126,293	1,513,269
ZTO Express (Cayman) Inc., Class A, ADR (China)	51,061	828,209
		3,301,069
	Total Industrials	12,231,131
INFORMATION TECHNOLOGY – (4.90%)
Technology Hardware & Equipment – (4.90%)
Hollysys Automation Technologies Ltd. (China)	153,942	2,958,765
	Total Information Technology	2,958,765
MATERIALS – (3.08%)
LafargeHolcim Ltd. (Switzerland)	40,330	1,856,724
	Total Materials	1,856,724
TOTAL COMMON STOCK – (Identified cost $67,953,915)		57,686,606
SHORT-TERM INVESTMENTS – (4.11%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 2.22%, 11/01/18, dated 10/31/18, repurchase value of $826,051 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.00%-10.25%, 11/15/18-02/01/57, total market value $842,520)	$826,000	826,000
Mizuho Securities USA Inc. Joint Repurchase Agreement, 2.20%, 11/01/18, dated 10/31/18, repurchase value of $166,010 (collateralized by: U.S. Government agency obligation in a pooled cash account, 3.00%, 09/30/25, total market value $169,320)	166,000	166,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $661,041 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 3.50%-6.50%, 01/01/20-11/15/57, total market value $674,220)	661,000	661,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 2.21%, 11/01/18, dated 10/31/18, repurchase value of $826,051 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.00%, 10/01/28-11/01/48, total market value $842,520)	826,000	826,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,479,000)		2,479,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	October 31, 2018

	Total Investments – (99.66%) – (Identified cost $70,432,915)	$60,165,606
	Other Assets Less Liabilities – (0.34%)	205,083
	Net Assets – (100.00%)	$60,370,689

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At October 31, 2018

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$130,173,633	$150,638,834	$218,971,763	$60,165,606
Cash	643	901	157	831
Receivables:
Capital stock sold	–	–	–	815,830
Dividends and interest	195,632	171,225	383,251	80,846
Investment securities sold	751,021	–	1,613,277	95,590
Prepaid expenses	579	723	864	–
Due from Adviser	–	–	–	1,000
Total assets	131,121,508	150,811,683	220,969,312	61,159,703
LIABILITIES:
Payables:
Investment securities purchased	–	–	–	721,212
Accrued audit fees	11,456	11,456	11,456	7,931
Accrued accounting, custodian, and transfer agent fees	11,600	12,920	27,300	16,700
Accrued investment advisory fee	67,550	76,530	120,837	29,033
Accrued registration and filing fees	7,097	7,508	19,247	8,703
Other accrued expenses	10,058	10,986	11,839	5,435
Total liabilities	107,761	119,400	190,679	789,014
NET ASSETS	$131,013,747	$150,692,283	$220,778,633	$60,370,689
SHARES OUTSTANDING	5,750,000	6,550,000	9,800,000	3,700,000
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$22.78	$23.01	$22.53	$16.32
NET ASSETS CONSIST OF:
Paid-in capital	$126,306,010	$146,328,804	$243,246,491	$70,721,447

Distributable earnings (losses)	4,707,737	4,363,479	(22,467,858)	(10,350,758)
Net Assets	$131,013,747	$150,692,283	$220,778,633	$60,370,689

*Including:
Cost of investments	$128,609,356	$149,993,492	$249,199,896	$70,432,915

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the year ended October 31, 2018

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF*
INVESTMENT INCOME:
Income:
Dividends**	$1,597,695	$2,419,987	$2,618,806	$442,058
Interest	55,674	20,744	64,120	22,648
Total income	1,653,369	2,440,731	2,682,926	464,706
Expenses:
Investment advisory fees (Note 3)	621,584	720,174	1,114,798	142,327
Accounting, custodian, and transfer agent fees	46,784	49,465	84,622	43,817
Audit fees	15,275	15,275	15,275	10,575
Legal fees	10,965	13,171	16,580	1,283
Reports to shareholders	2,852	6,203	9,385	438
Trustees’ fees and expenses	12,686	14,501	18,804	1,045
Registration and filing fees	7,120	7,806	19,275	8,707
Miscellaneous	16,089	17,582	23,398	11,207
Total expenses	733,355	844,177	1,302,137	219,399
Reimbursement/waiver of expenses by Adviser (Note 3)	(21,800)	–	–	(26,590)
Net expenses	711,555	844,177	1,302,137	192,809
Net investment income	941,814	1,596,554	1,380,789	271,897
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	2,258,472	2,641,238	6,932,611	(346,713)
Foreign currency transactions	(9,180)	(9,700)	(49,869)	(8,321)
Net realized gain (loss)	2,249,292	2,631,538	6,882,742	(355,034)
Net change in unrealized appreciation (depreciation)	(4,157,296)	(6,615,642)	(40,936,679)	(10,267,621)
Net realized and unrealized loss on investments and foreign currency transactions	(1,908,004)	(3,984,104)	(34,053,937)	(10,622,655)
Net decrease in net assets resulting from operations	$(966,190)	$(2,387,550)	$(32,673,148)	$(10,350,758)

*For the period March 1, 2018 (commencement of investment operations is the date the initial creation units were established) to October 31, 2018.

**Net of foreign taxes withheld of	$15,349	$52,971	$42,742	$22,102

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2018

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF*
OPERATIONS:
Net investment income	$941,814	$1,596,554	$1,380,789	$271,897
Net realized gain (loss) from investments and foreign currency transactions	2,249,292	2,631,538	6,882,742	(355,034)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,157,296)	(6,615,642)	(40,936,679)	(10,267,621)
Net decrease in net assets resulting from operations	(966,190)	(2,387,550)	(32,673,148)	(10,350,758)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS	(618,930)	(1,260,480)	(302,450)	–
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57,006,865	62,692,158	159,042,953	70,721,447
Cost of shares redeemed	–	(2,389,397)	(4,444,891)	–
Net increase in net assets resulting from capital share transactions	57,006,865	60,302,761	154,598,062	70,721,447
Total increase in net assets	55,421,745	56,654,731	121,622,464	60,370,689
NET ASSETS:
Beginning of period	75,592,002	94,037,552	99,156,169	–
End of period	$131,013,747	$150,692,283	$220,778,633	$60,370,689
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,350,000	4,050,000	3,950,000	–
Shares sold	2,400,000	2,600,000	6,050,000	3,700,000
Shares redeemed	–	(100,000)	(200,000)	–
Shares outstanding, end of period	5,750,000	6,550,000	9,800,000	3,700,000

*For the period March 1, 2018 (commencement of investment operations is the date the initial creation units were established) to October 31, 2018.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the period January 11, 2017* to October 31, 2017

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF
OPERATIONS:
Net investment income	$248,107	$348,452	$69,967
Net realized gain from investments and foreign currency transactions	323,408	795,878	187,642
Net increase in unrealized appreciation on investments and foreign currency transactions	5,721,342	7,260,280	10,708,300
Net increase in net assets resulting from operations	6,292,857	8,404,610	10,965,909
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	69,300,400	85,635,283	88,194,053
Cost of shares redeemed	(35,255)	(36,341)	(37,793)
Net increase in net assets resulting from capital share transactions	69,265,145	85,598,942	88,156,260
Total increase in net assets	75,558,002	94,003,552	99,122,169
NET ASSETS:
Beginning of period	34,000	34,000	34,000
End of period**	$75,592,002	$94,037,552	$99,156,169
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	1,700	1,700	1,700
Shares sold	3,350,000	4,050,000	3,950,000
Shares redeemed***	(1,700)	(1,700)	(1,700)
Shares outstanding, end of period	3,350,000	4,050,000	3,950,000

*Commencement of investment operations is the date the initial creation units were established.

**Including undistributed net investment income of	$247,646	$328,260	$61,393

***Redemption of 1,700 shares of each Fund represents the Trust seed investment.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
October 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds, Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified, each an investment management company under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund commenced operations on March 1, 2018.

Because of the risk inherent in any investment program, the Funds cannot ensure that the investment objective of any of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of October 31, 2018 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation inputs
Level 1 – Quoted Prices:
Common stock:
Communication Services	$15,374,067	$5,223,411	$26,026,108	$1,265,739
Consumer Discretionary	19,417,615	–	55,624,113	12,350,694
Energy	7,709,293	–	19,370,779	4,354,953
Financials	54,039,259	123,139,584	46,579,037	6,220,852
Health Care	2,848,627	–	8,857,549	3,820,771
Industrials	14,405,874	–	11,998,142	1,177,672
Information Technology	–	–	12,092,968	2,958,765
Total Level 1	113,794,735	128,362,995	180,548,696	32,149,446
Level 2 – Other Significant Observable Inputs:
Common stock*:
Communication Services	1,511,780	–	10,487,918	3,456,098
Financials	–	17,962,839	11,152,131	7,604,112
Health Care	–	–	–	1,566,767
Industrials	6,319,707	–	12,580,755	11,053,459
Materials	2,122,411	–	3,799,263	1,856,724
Short-term securities	6,425,000	4,313,000	403,000	2,479,000
Total Level 2	16,378,898	22,275,839	38,423,067	28,016,160
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$130,173,633	$150,638,834	$218,971,763	$60,165,606

*Includes certain securities trading primarily outside the U.S. whose value the Fund adjusted as a result of significant market movements following the close of local trading.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of October 31, 2018, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017 (excluding Davis Select International ETF).

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2018, Davis Select International ETF had available for federal income tax purposes unused capital loss carryforwards as follows:

Capital Loss Carryforwards (No expiration)

Short-term	$86,319
Long-term	–
Total	$86,319

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At October 31, 2018, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Unrealized appreciation	$10,444,385	$6,049,446	$8,623,116	$1,134,121
Unrealized depreciation	(9,173,466)	(5,323,912)	(38,998,902)	(11,661,824)
Net unrealized appreciation (depreciation)	$1,270,919	$725,534	$(30,375,786)	$(10,527,703)

Aggregate cost	$128,902,714	$149,913,300	$249,347,549	$70,693,309

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, in-kind transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications. During the period ended October 31, 2018, amounts have been reclassified to reflect increases (decreases) as follows:

	Davis Select Financial ETF	Davis Select Worldwide ETF
Distributable earnings (losses)	$(393,101)	$(458,169)
Paid-in capital	393,101	458,169

The tax character of distributions paid during the years ended October 31, 2018 and 2017 was as follows:

	Ordinary Income	Long-Term Capital Gain	Return of Capital	Total
Davis Select U.S. Equity ETF
2018	$618,930	$–	$–	$618,930
2017	–	–	–	–
Davis Select Financial ETF
2018	1,260,480	–	–	1,260,480
2017	–	–	–	–
Davis Select Worldwide ETF
2018	302,450	–	–	302,450
2017	–	–	–	–

During the period ended October 31, 2018, the Davis Select International ETF did not pay any dividends or capital gain distributions.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2018

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

As of October 31, 2018, the components of distributable earnings (losses) on a tax basis were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Undistributed ordinary income	$3,217,438	$2,583,684	$4,838,185	$263,576
Undistributed long-term capital gain	219,612	1,054,966	3,069,990	–
Accumulated net realized losses from investments and foreign currency transactions	–	–	–	(86,319)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	1,270,687	724,829	(30,376,033)	(10,528,015)
Total	$4,707,737	$4,363,479	$(22,467,858)	$(10,350,758)

Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term securities) during the periods ended October 31, 2018 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of purchases	$31,731,381	$27,149,990	$84,932,417	$13,043,394
Proceeds from sales	30,949,202	25,894,005	71,936,705	6,436,407

The cost of in-kind purchases and proceeds from in-kind redemptions during the periods ended October 31, 2018 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of in-kind purchases	$53,471,292	$59,291,203	$144,600,085	$61,592,921
Proceeds from in-kind redemptions	–	2,383,975	3,834,720	–

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2018

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of October 31, 2018, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Select	Davis Select	Davis Select
U.S. Equity ETF	Financial ETF	International ETF
53%	28%	71%

Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser has contractually agreed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual fund operating expenses (Davis Select U.S. Equity ETF, 0.65% [prior to March 1, 2018, 0.60%]; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2019. After that date, there is no assurance that the Adviser will continue to cap expenses. The expense cap cannot be terminated prior to that date without the consent of the Board of Trustees. During the periods ended October 31, 2018, such reimbursements for Davis Select U.S. Equity ETF and Davis Select International ETF amounted to $21,800 and $26,590, respectively, and are not subject to future recoupment.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC (“Foreside”) serves as the Funds’ distributor. The Funds pay no fees directly to Foreside.

NOTE 4 - CAPITAL STOCK

As of October 31, 2018, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with Foreside (“Authorized Participants”). The Funds generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day (“Creation Basket”). Authorized participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

DAVIS FUNDAMENTAL ETF TRUST	Federal Income Tax Information (Unaudited)

In early 2019, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2018. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2018 with their 2018 Form 1099-DIV. Certain dividends paid by the Funds may be designated as qualified dividend income for U.S. federal income tax purposes. Complete information will be reported in conjunction with your 2018 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

Each Fund designates the following amounts distributed during the fiscal year ended October 31, 2018, as dividends eligible for the corporate dividends-received deduction and qualified dividend income.

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF
Income dividends	$618,930	$1,260,480	$302,450
Income qualifying for corporate dividends-received deduction	$342,465	$511,499	$154,255
	55%	41%	51%
Qualified dividend income	$461,063	$663,318	$278,966
	74%	53%	92%

During the period ended October 31, 2018, the Davis Select International ETF did not pay any dividends or capital gain distributions.

Pursuant to Section 853 of the Internal Revenue Code, Davis Select Worldwide ETF and Davis Select International ETF designate $30,980 and $18,302, respectively, as foreign taxes paid during the periods ended October 31, 2018. During the periods ended October 31, 2018, Davis Select Worldwide ETF and Davis Select International ETF received foreign sourced income in the amounts of $1,813,830 and $464,160, respectively. The Funds did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Year ended October 31, 2018	$22.56	$0.20	$0.18	$0.38
Period from January 11, 2017[e] to October 31, 2017	$20.13	$0.13	$2.30	$2.43
Davis Select Financial ETF:
Year ended October 31, 2018	$23.22	$0.29	$(0.23)	$0.06
Period from January 11, 2017[e] to October 31, 2017	$20.10	$0.14	$2.98	$3.12
Davis Select Worldwide ETF:
Year ended October 31, 2018	$25.10	$0.18	$(2.70)	$(2.52)
Period from January 11, 2017[e] to October 31, 2017	$20.15	$0.04	$4.91	$4.95
Davis Select International ETF:
Period from March 1, 2018[e] to October 31, 2018	$19.74	$0.13	$(3.55)	$(3.42)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the NASDAQ, and may be greater or less than net asset value, depending on the 4:00 P.M. EST midpoint of the bid-ask prices for a share of the Fund. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.08)	$(0.08)	$(0.16)	$22.78	1.66%	$22.81	1.48%	$131,014	0.65%	0.63%	0.83%	28%
$–	$–	$–	$22.56	12.11%	$22.63	12.43%	$75,592	0.81%[f]	0.60%[f]	0.75%[f]	6%

$(0.10)	$(0.17)	$(0.27)	$23.01	0.18%	$23.02	(0.00)%[g]	$150,692	0.64%	0.64%	1.22%	20%
$–	$–	$–	$23.22	15.50%	$23.28	15.77%	$94,038	0.76%[f]	0.65%[f]	0.81%[f]	13%

$(0.02)	$(0.03)	$(0.05)	$22.53	(10.08)%	$22.55	(10.30)%	$220,779	0.64%	0.64%	0.68%	36%
$–	$–	$–	$25.10	24.58%	$25.19	24.99%	$99,156	0.86%[f]	0.65%[f]	0.19%[f]	14%

$–	$–	$–	$16.32	(17.36)%	$16.34	(17.27)%	$60,371	0.85%[f]	0.75%[f]	1.05%[f]	17%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind creations or redemptions are excluded from the calculation.

[e]	Commencement of investment operations is the date the initial creation units were established.

[f]	Annualized.

[g]	Down less than 0.005%.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
Davis Fundamental ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a series of Davis Fundamental ETF Trust) (the “Funds”), including the schedules of investments, as of October 31, 2018, the related statement of operations for the year then ended (period from March 1, 2018 (commencement of operations) for Davis Select International ETF), the statements of changes in net assets for the year then ended and for the period from January 11, 2017 (commencement of operations) to October 31, 2017 (period from March 1, 2018 to October 31, 2018 for Davis Select International ETF), and the related notes (collectively, the “financial statements”) and the financial highlights for the year then ended and for the period from January 11, 2017 to October 31, 2017 (period from March 1, 2018 to October 31, 2018 for Davis Select International ETF). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2018, the results of their operations for the year then ended, and the changes in their net assets and the financial highlights for the year then ended and for the period from January 11, 2017 to October 31, 2017 (period from March 1, 2018 to October 31, 2018 for Davis Select International ETF), in conformity with U.S. generally accepted accounting principles.
Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2018, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

                                                                                          KPMG LLP

We have served as the auditor of one or more Davis Fundamental ETF Trust investment companies since 2016.

Denver, Colorado
December 19, 2018

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement (Unaudited)

Board Considerations Regarding Approval of Advisory Agreement

The Board of Trustees (the “Trustees”) of the Davis Fundamental ETF Trust (the “Trust”) oversees the management of each series of the Trust, which includes Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a “Fund” and collectively the “Funds”). The Trustees, as required by law, determine annually whether to approve the continuance of each Fund’s advisory agreement and sub-advisory agreement. The Trustees approved the advisory and sub-advisory agreement related to Davis Select International ETF in November 2017. The Trustees will consider, for the first time, whether to renew the agreement related thereto during their 2019 annual review.

With the assistance of counsel, the Independent Trustees undertook a comprehensive review process in anticipation of their annual contract review meeting, held in May 2018 (the “Meeting”). During the in-person Meeting, the Trustees, including the Independent Trustees separately, considered whether to renew the investment advisory agreement with Davis Selected Advisers, L.P. ( the “Adviser”) and Davis Selected Advisers–NY, Inc. (the “Sub-Adviser”) (jointly “Davis Advisors” and the “Advisory Agreement”). As part of this process, Davis Advisors provided the Independent Trustees with material (including investment performance data) that was responsive to questions submitted to Davis Advisors on behalf of the Independent Trustees. At the Meeting, the Independent Trustees reviewed and evaluated all information which they deemed reasonably necessary under the circumstances, and were provided guidance by their independent counsel. In reaching their decision, the Independent Trustees also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through prior communications. The Independent Trustees concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreement and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement was in the best interests of the Funds and their shareholders.

Reasons the Independent Trustees Approved Continuation of the Advisory Agreement

The Independent Trustees’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Trustee did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Trustees’ recommendation to renew the Advisory Agreement.

The Independent Trustees considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Trustees not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether a Fund:

1)	Achieves satisfactory investments results after all costs;
2)	Efficiently and effectively handles shareholder and authorized participant requests, provides quality accounting, legal and compliance services, and oversees third-party service providers; and
3)	Fosters healthy investor behavior.

The Independent Trustees considered that a shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Trustees concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful impact on investor behavior. The Independent Trustees also considered the investment management team and Davis Advisors’ investment process. The Independent Trustees noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Trustees considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Trustees noted that Davis Advisors invested a significant amount in each of the Funds, and the Independent Trustees considered that these investments tend to align Davis Advisors’ interests with other shareholders, as they face the same risks, pay the same fees, and are motivated to achieve satisfactory long-term returns.

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement
(Unaudited) – (Continued)

Reasons the Independent Trustees Approved Continuation of the Advisory Agreement – (Continued)

The Independent Trustees noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether shareholders are likely to be well served by the continuation of the Advisory Agreement. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Trustees must take many factors into consideration in representing the shareholders of the Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Trustees generally give greater weight to longer-term measurements.

The Independent Trustees assessed (a) comparative fee and expense information for other funds as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds that it advises and/or sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of each of the Funds, including an assessment of the fee waiver and expense limitation agreement for each Fund.

The Independent Trustees reviewed the management fee schedule for each Fund, the profitability (if any) of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedules should reflect those potential economies of scale at this time. The Independent Trustees considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Trustees considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreement with the Funds, including a review of portfolio brokerage practices. The Independent Trustees noted that Davis Advisors does not use client commissions to pay for publications, both paper based or electronic, that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Funds. The Independent Trustees also considered the potential for any fall-out benefits that may be realized by Davis Advisors as a result of its relationship with the Funds.

The Independent Trustees compared the fees paid to Davis Advisors by the Funds with those paid by Davis Advisors’ sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised or private account fees were lower than fees paid by the Funds, the Independent Trustees noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC-registered, actively managed exchange-traded funds. Serving as the primary adviser for actively managed exchange-traded funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to exchange-traded funds. The Independent Trustees considered the investments necessary to manage the Funds, including the areas of risk oversight, information technology, which includes maintenance of the Davis ETF website, and compliance. With respect to risk, the Independent Trustees noted that not only have regulations become more complex and burdensome, but the scrutiny of regulators and shareholders has also become more intense. The Independent Trustees concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.

Davis Select U.S. Equity ETF (“DUSA”)

The Independent Trustees noted that DUSA’s net asset value (“NAV”) return exceeded the Standard & Poor’s 500® Index (“S&P 500®”) and the Lipper Large-Cap Core average over the one-year period ended March 31, 2018, but underperformed both since inception. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees and expenses to other similar funds as selected by Broadridge. As DUSA was recently incepted, the Independent Trustees also considered the historical performance of Davis Advisors’ concentrated equity composite strategy on an absolute basis as well as relative to the S&P 500. The Independent Trustees considered DUSA’s net management fee and total net expense ratio. They observed that the Fund’s current management fee was reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2019.

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement
(Unaudited) – (Continued)

Davis Select Financial ETF (“DFNL”)

The Independent Trustees noted that DFNL’s NAV return exceeded the Lipper Financial Services Funds average over the one-year period ended March 31, 2018, but underperformed compared to the S&P 500® Financials Index (“S&P 500® Financials”). Since inception, DFNL’s NAV return exceeded both the Lipper Financial Services Funds average and the S&P 500® Financials for the period ended March 31, 2018. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees and expenses to other similar funds as selected by Broadridge. As DFNL was recently incepted, the Independent Trustees also considered the historical performance of Davis Advisors’ financial composite strategy on an absolute basis as well as relative to the S&P 500®. The Independent Trustees considered DFNL’s management fee and total net expense ratio. They observed that the Fund’s current management fee was reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2019.

Davis Select Worldwide ETF (“DWLD”)

The Independent Trustees noted that DWLD’s NAV return exceeded the Morgan Stanley Capital International All Country World Index (“MSCI ACWI®”), as well as the Lipper Global Multi-Cap Core Fund average over the one-year and since inception periods ended March 31, 2018. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees and expenses to other similar funds as selected by Broadridge. As DWLD was recently incepted, the Independent Trustees also considered the historical performance of Davis Advisors’ global equity composite strategy on an absolute basis as well as relative to the MSCI ACWI®. The Independent Trustees considered DWLD’s management fee and total net expense ratio. They observed that the Fund’s current management fee was reasonable and below the average and median of its peer group, as determined by Broadridge. The Independent Trustees also noted that the Adviser has capped expenses through March 1, 2019.

Approval of the Advisory Agreement

The Independent Trustees concluded that Davis Advisors had provided each of the Funds and its shareholders a reasonable level of both investment and non-investment services. The Independent Trustees further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Trustees determined that the advisory fees for each of the Funds were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Trustees found that the terms of the Advisory Agreement are fair and reasonable and that continuation of the Advisory Agreement is in the best interest of each Fund and its shareholders. The Independent Trustees and the full Board of Trustees therefore voted to continue the Advisory Agreement for each Fund.

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Trustee serves until retirement, resignation, death, or removal.

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Trustees

Ralph J. Egizi (03/31/48) Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments of Eastman Chemical Company (manufacture of chemicals, fibers, and plastics), from 1999 to 2013.	4	None

Thomas D. Tays (03/07/57) Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	None

Interested Trustee*

Kenneth C. Eich (08/14/53) Trustee/Chairman since 2016	Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P.; and also serves as an Executive Officer of certain companies affiliated with the Adviser.	4	None

* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Fundamental ETF Trust officer since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director Davis Funds, Selected Funds and Clipper Fund; Chairman, Davis Selected Advisers, L.P.; and also serves as an Executive Officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Davis Fundamental ETF Trust officer since 2016). See description in the section on Interested Trustee.
Douglas A. Haines (born 03/04/71, Davis Fundamental ETF Trust officer since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Randi J. Roessler (born 06/26/81, Davis Fundamental ETF Trust officer since 2018). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P.; and also serves as an Executive Officer of certain companies affiliated with the Adviser.
Ryan M. Charles (born 07/25/78, Davis Fundamental ETF Trust officer since 2016). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P.; and also serves as an Executive Officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
77 West Wacker Drive, Suite 3100
Chicago, Illinois 60601

Independent Registered Public Accounting Firm
KPMG LLP
1225 Seventeenth Street, Suite 800
Denver, Colorado 80202

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisetfs.com. Fact Sheets are available on the Funds’ website at www.davisetfs.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends October 31, 2018 and October 31, 2017 were $56,400 and $31,725, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal year ends October 31, 2018 and October 31, 2017 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends October 31, 2018 and October 31, 2017 were $22,470 and $13,750, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends October 31, 2018 and October 31, 2017 were $0 and $0, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The funds Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The funds Audit Committee has adopted a policy whereby audit and non-audit services performed by the funds independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)
The funds independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2018 and October 31, 2017.  The funds have not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer, principal financial officer and principal accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 19, 2018

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: December 19, 2018